Share-Based Compensation - Weighted-Average Assumptions Used for Calculating Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend yield	0.00%	0.00%
Expected volatility	80.00%	79.70%
Weighted-average risk-free interest rate	2.20%	1.20%
Expected term	6 years 2 months 12 days	6 years 3 months 18 days